PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,315	$ 0